Associates and joint arrangements - Associates (Details) € in Millions, ₨ in Billions, Ksh in Billions			5 Months Ended	12 Months Ended
	Jun. 19, 2024 EUR (€)	Jun. 19, 2024 INR (₨)	Dec. 31, 2024 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)	May 31, 2025 EUR (€)	Mar. 31, 2025 KES (Ksh)	Mar. 31, 2024 KES (Ksh)	Mar. 31, 2024 INR (₨)
Investments in associates and joint arrangements
Investment in associates				€ 550	€ 1,829
Operating profit, profit before taxation increased				(74)
Dividends received from associates and joint ventures				530	442	€ 617
Disposal of interests in associates and joint ventures				3,021	500	0
Indus Towers Limited [Member]
Investments in associates and joint arrangements
Percentage of voting equity interests acquired	18.00%	18.00%
Proceeds From Book Building Process	€ 1,684	₨ 153.0
Proceeds from sales of investment property	€ 714
Disposal of interests in associates and joint ventures			€ 329
Percentage of interest disposed			3.00%
All associates
Investments in associates and joint arrangements
Investment in associates				550	1,829
Operating profit, profit before taxation increased				€ 238	€ 283	233
Safaricom Limited
Investments in associates and joint arrangements
Percentage of shareholding in associate				39.90%	39.90%
Fair value of investment in associate				€ 2,096	€ 1,996			Ksh 293	Ksh 284
Investment in associates				500	627
Operating profit, profit before taxation increased				201	159	195
Impact of hyperinflationary accounting on other comprehensive income in entity accounted for using the equity method				103	(76)
Dividends received from associates and joint ventures				€ 0	€ 0	75
Indus Towers Limited [Member]
Investments in associates and joint arrangements
Percentage of shareholding in associate				0.00%	21.00%
Fair value of investment in associate					€ 1,833		€ 0			₨ 165.0
Investment in associates				€ 0	1,104
Operating profit, profit before taxation increased				55	140	50
Dividends received from associates and joint ventures				136	122	250
Other Associates [Member]
Investments in associates and joint arrangements
Investment in associates				50	98
Operating profit, profit before taxation increased				€ (18)	€ (16)	€ (12)